Equity Awards and Instruments - Summary of Intrinsic Value of Options Outstanding and Exercisable (Details) - Stock Option - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding (in shares)		18,691,667	19,514,448	18,629,380
Weighted average exercise price, shares outstanding (USD per share)		$ 5.97	$ 4.85	$ 3.72
Shares outstanding, weighted remaining contractual life (in years)		3 years 9 months	3 years 9 months
2020 Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding (in shares)	13,613,473	18,691,667
Shares exercisable (in shares)	6,961,539
Weighted average exercise price, shares outstanding (USD per share)	$ 4.85	$ 4.47
Weighted average exercise price, shares exercisable (USD per share)	$ 4.40
Shares outstanding, intrinsic value	$ 361,441
Shares exercisable, intrinsic value	$ 187,962
Shares outstanding, weighted remaining contractual life (in years)	2 years 3 months 18 days
Shares exercisable, weighted remaining contractual life (in years)	1 year 8 months 12 days